ACQUISITION - Resource Water Acquisition (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 15, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACQUISITION
Goodwill		$ 25,091	$ 12,242	$ 150,771	$ 171,139
Resource Water Acquisition
ACQUISITION
Miles of layflat hose	24
Total consideration paid	$ 9,072
Cash paid	6,692
Value of Class A common stock issued	$ 2,380
Class A Common stock issued, Share Price	$ 15.17
Cash on hand	$ 6,700
Transaction cost	100
Goodwill	$ 1,813